Total
Supplement to the Summary Prospectus dated June 30, 2023, and the Statutory Prospectus dated June 30, 2023, as previously supplemented
DGA Absolute Return ETF | DGA Absolute Return ETF
HF
DGA Absolute Return ETF
Effective immediately, the Average Annual Returns table under the heading “Performance” is revised to read as follows:
Average Annual Total Returns For the Periods Ended December 31, 2022:
Average Annual Total Returns - DGA Absolute Return ETF	1 Year	Since Inception	Inception Date
DGA Absolute Return ETF	9.39%	12.24%	Nov. 26, 2018
DGA Absolute Return ETF | After Taxes on Distributions			Nov. 26, 2018
DGA Absolute Return ETF | After Taxes on Distributions and Sales			Nov. 26, 2018
S&P 500® Total Return Index (reflects no deduction for fees, expenses, or taxes)	(18.11%)	11.15%	Nov. 26, 2018
S&P Target Risk Moderate Index (reflects no deduction for fees, expenses, or taxes)	(14.20%)	3.89%	Nov. 26, 2018

The Fund is changing its primary benchmark to select a new benchmark (S&P Target Risk Moderate Index) that is more appropriately tailored to the Fund’s investment strategy. The Fund’s investment objective and strategy remain unchanged.